Schedule of Stock Options Granted to Non-Employees (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 1	$ 1,278,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 2	0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 3	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 4	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 5	100,000
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 6	0.96
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 7	1,278,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 8	0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 9	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 10	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 11	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 12	0
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 13	1,378,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 14	0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 15	1,278,104
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 16	0.95
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 17	644,418
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 18	0.79
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 19	$ 176,726
Stock Based Compensation Schedule Of Stock Options Granted To Non-employees 20	0.69